Income tax and deferred taxes (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Spain [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Belgium [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Mexico [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
United States [member] | Top of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	3.51%	3.36%
United States [member] | Bottom of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	21.00%	21.00%
South Africa [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%
CHINA
Income tax and deferred taxes [Line Items]
Applicable tax rate		25.00%
CHINA | Top of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%
CHINA | Bottom of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	12.00%